Deposit Guarantee Insurance - Additional Information (Detail) - ARS ($)	Feb. 27, 2020	Dec. 31, 2021
Disclosure Of Guarantees [line items]
Deposit amount		$ 1,500
BCRA Communique B [member]
Disclosure Of Guarantees [line items]
Interest in the capital stock	7.733%